REVERSE STOCK SPLIT (UNAUDITED)	12 Months Ended
Dec. 31, 2023
Reverse Stock Split
REVERSE STOCK SPLIT (UNAUDITED)

NOTE 21 - REVERSE STOCK SPLIT (UNAUDITED)

On September 26, 2022, the Company filed an amendment to its amended and restated articles of incorporation with the Secretary of State of the State of Florida (the “Secretary of State”) to effect a reverse stock split at a ratio of 1-for-400. While the amendment was approved by the Secretary of State, the Company’s Common Stock has not yet begun trading on a reverse stock split basis. The reverse split will be effected following the effectiveness of the registration statement on Form S-1 and the conversion of all of the Series B and Series C preferred stock and approval for trading on the NYSE/AMEX trading market and prior to the completion of the offering contemplated by the S-1.

The following is the unaudited pro-forma effect of the 1:400 reverse stock split on the basic and diluted net loss per share:

Historical per share data- pre-split basis	Year ended December 31, 2023	Year ended December 31, 2022
Net loss available to common shareholders	$(5,817,253)	$(5,468,684)
Basic and diluted weighted average shares outstanding	662,161,949	572,009,911
Basic and diluted net loss per share	$(0.01)	$(0.01)

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 21 - REVERSE STOCK SPLIT (UNAUDITED), continued

Historical per share data- post-split basis - UNAUDITED	Year ended December 31, 2023	Year ended December 31, 2022
Net loss available to common shareholders	$(5,817,253)	$(5,468,684)
Basic and diluted weighted average shares outstanding	1,655,405	1,430,025
Basic and diluted net loss per share	$(3.51)	$(3.82)

The following is the unaudited pro-forma effect of the conversion of Series B and C preferred stock and the 1:400 reverse stock split on the balance sheet:

	December 31, 2023	Conversion of Series B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2023 (Unaudited)
Total Assets	$2,603,196	-	-	$2,603,196

Total Liabilities	5,745,821	-	-	5,745,821
Deficiency in Stockholder’s Equity:

Series B Preferred Stock	75	(75)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	90,326	48,675	(138,653)	348
Additional paid-in Capital	34,994,471	(46,200)	138,653	35,086,924
Accumulated deficit	(38,229,897)	-	-	(38,229,897)
Total Deficiency in Stockholder’s Equity	(3,142,625)	-	-	(3,142,625)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,603,196	-	-	$2,603,196

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 21 - REVERSE STOCK SPLIT (UNAUDITED), continued

	December 31, 2022	Conversion of Series B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2022 (Unaudited)
Total Assets	$2,061,915	-	-	$2,061,915

Total Liabilities	4,600,261	-	-	4,600,261
Deficiency in Stockholder’s Equity:

Series B Preferred Stock	20	(20)	-	-
Series C Preferred Stock	3,000	(3,000)	-	-
Common Stock	57,927	27,453	(85,166)	214
Additional paid-in Capital	29,813,351	(24,433)	85,166	29,874,084
Accumulated deficit	(32,412,644)	-	-	(32,412,644)
Total Deficiency in Stockholder’s Equity	(2,538,346)	-	-	(2,538,346)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,061,915	-	-	$2,061,915